UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2006

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Paul G. Resnick and Kenneth R. Bilodeau, Jr.,
          dba AKJ Asset Management
Address:  1180 Harker Avenue
          Palo Alto, CA  94301

Form 13F File Number:    28-10308

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kenneth R. Bilodeau, Jr.
Title:    Partner
Phone:    650-326-9090

Signature, Place and Date of Signing:
Kenneth R. Bilodeau, Jr.      Palo Alto, CA       April 17, 2006
          [Signature]                   [City, State]            [Date]

Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
___  13F  NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) ___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      61

Form 13F Information Table Value Total:      119,061 (x 1,000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

NAME OF ISSUER         TITLE OF   CUSIP    VALUE    SHARES  INV.  OTHER
VOTING AUTH
                         CLASS                  X1000            DISC  MGR
NONE

ABM Industries, Inc.            cs  00163T109         498       26000  sole
26000
Abbott Labs                     cs  002824100         399       9,400  sole
9,400
Automatic Data Proc             cs  053015103       3,303      72,313  sole
72,313
Ameren Corp.                    cs  023608102       1,472      29,550  sole
29,550
American Intl Group.            cs  026874107       6,153      93,105  sole
93,105
Allied Cap Corp                 cs  01903Q108       3,832     125,225  sole
125,225
Amerigas Partners               oa  030975106         318      10,625  sole
10,625
American Express                cs  025816109       1,442      27,450  sole
27,450
Bank America                    cs  060505104       5,639     123,817  sole
123,817
Bristol Myers                   cs  110122108       1,927      78,316  sole
78,316
BP PLC ADR                      cs  055622104         245       3,550  sole
3,550
Citigroup                       cs  172967101       3,938      83,371  sole
83,371
Conagra Corp                    cs  205887102       1,136      52,950  sole
52,950
Crescent Real Est Eq            oa  225756105       1,255      59,575  sole
59,575
Cisco Systems                   cs  17275R102       3,072     141,753  sole
141,753
Disney                          cs  254687106       2,516      90,200  sole
90,200
DQE Corp                        cs  23329J104         827      50,150  sole
50,150
Consolidated Edison             cs  209115104       1,533      35,250  sole
35,250
Electronic Data Sys             cs  285661104       3,036     113,175  sole
113,175
Felcor Lodging Trust            oa  31430F101       3,000     142,200  sole
142,200
First Data Corp                 cs  319963104       3,584      76,550  sole
76,550
Fannie Mae                      cs  313586109       1,372      26,700  sole
26,700
Floriada Rock Inds              cs  341104101       3,615      64,300  sole
64,300
Nicor Inc                       cs  654086107       2,783      70,350  sole
70,350
Great Bay Bancorp               cs  391648102       2,725      98,232  sole
98,232
General Electric                cs  369604103       3,691     106,126  sole
106,126
Great Plains Energy             cs  391164100       2,462      87,450  sole
87,450
Healthcare Prop Inv             oa  421915109         692      24,349  sole
24,349
Hawaiian Elec                   cs  419870100         953      35,112  sole
35,112
Hewlett-Packard Co              cs  428236103       4,165     126,594  sole
126,594
Harsco Corp                     cs  415864107         330       4,000  sole
4,000
IBM                             cs  459200101       2,237      27,120  sole
27,120
Intel                           cs  458140100       3,177     163,267  sole
163,267
Johnson and Johnson             cs  478160104         755      12,757  sole
12,757
Kinder Morgan Energy            oa  494550106       3,119      64,735  sole
64,735
Kinder Morgan Mgmt              cs  49455U100         516      11,717  sole
11,717
Coca-Cola Co.                   cs  191216100       2,515      60,059  sole
60,059
Herman Miller Inc               cs  600544100         346      10,683  sole
10,683
Altria Group Inc                cs  718154107       1,918      27,070  sole
27,070
New Century Finl Cp             oa  6435EV108       1,759      38,225  sole
38,225
O G E Energy Cp Hldg            cs  670837103       1,314      45,300  sole
45,300
Paccar                          cs  693718108         425       6,031  sole
6,031
Precision Castparts             cs  740189105       1,907      32,100  sole
32,100
Pfizer                          cs  717081103         604      24,253  sole
24,253
Peoples Energy Corp.            cs  711030106         739      20,745  sole
20,745
Petrofund Energy Tr             cs  71648W108       3,957     180,859  sole
180,859
Rurban Financial                cs  78176P108         380      30,562  sole
30,562
Schlumberger                    cs  806857108         229       1,806  sole
1,806
Sara Lee                        cs  803111103       1,021      57,118  sole
57,118
Solectron Corp.                 cs  834182107         387      96,870  sole
96,870
Smurfit Stone Cont.             cs  832727101       1,864     137,368  sole
137,368
Time Warner Inc                 cs  887317105       3,221     191,850  sole
191,850
Tyco                            cs  902124106       3,194     118,825  sole
118,825
US Bancorp                      cs  902973304         615      20,150  sole
20,150
Walgreen                        cs  931422109         668      15,488  sole
15,488
Wells Fargo                     cs  949746101         854      13,377  sole
13,377
Washington Mutual               cs  939322103       4,040      94,800  sole
94,800
Williams Companies              cs  969457100       1,198      56,015  sole
56,015
Wal-Mart                        cs  931142103       3,349      70,900  sole
70,900
Wyeth                           cs  983024100         246       5,065  sole
5,065
Exxon Mobil Corp.               cs  30231G102         594       9,755  sole
9,755




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